Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 17,938,230	$ 2,526,547	¥ 19,836,846	¥ 18,221,528
Liabilities to Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	9.10%		9.30%
Aggregate amount funded from funding sources	¥ 3,893,000		¥ 6,372,000
Financing receivables, net	¥ 190,000		¥ 734,000